Provisions, Contingent Liabilities, Commitments, Guarantees, Pledged Assets, and Collateral (Summary of Bank's Provisions) (Parenthetical) (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of other provisions [line items]
Provision recognized	$ 2,764
Provision balance	$ 1,735	$ 3,675